Fair Value Measurements - Level 3 fair value measurements (Details)	Sep. 30, 2022 item $ / shares Y	Dec. 31, 2021 $ / shares	Dec. 31, 2021 item	Dec. 31, 2021 Y	Dec. 31, 2021	Aug. 06, 2021 Y $ / shares
Exercise price
Fair Value Measurement Inputs and Valuation Techniques
Warrants, measurement input	11.50	11.50				11.50
Volatility
Fair Value Measurement Inputs and Valuation Techniques
Warrants, measurement input	0.058		0.096		0.096	0.113
Stock price
Fair Value Measurement Inputs and Valuation Techniques
Warrants, measurement input	9.79	9.66				9.66
Remaining term (yrs)
Fair Value Measurement Inputs and Valuation Techniques
Warrants, measurement input | Y	5.19			5.75		6.51
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques
Warrants, measurement input	0.0397		0.0132		0.0132	0.0099